Recognized and Other Non-Recurring items, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 4,815	$ 4,525	$ 9,817
Other non-recurring items			1,111
Total		$ 4,815	$ 5,636	$ 9,817